Expense Example - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Opportunities Fund - Fidelity Series Emerging Markets Opportunities Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 1
3 years	4
5 years	11
10 years	$ 32